Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ (5,789)	$ (3,535)	$ (4,686)
Adjustments to the profit or loss items:
Depreciation and amortization	33	164	179
Loss from sale of equipment			1,223
Cost of share-based payment	43	91	553
Finance expenses (income), net	9	(476)	156
Impairment of investment in associate		795
Total adjustments to the profit or loss	85	574	2,111
Working capital adjustments:
Decrease (increase) in other accounts receivable	170	(519)	329
Increase (decrease) in trade payables	353	(752)	(840)
Increase (decrease) in other accounts payable	120	(75)	(736)
Increase (decrease) in related parties			(874)
Working capital	643	(1,346)	(2,121)
Net cash used in operating activities	(5,061)	(4,307)	(4,696)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	(35)	24	(1)
Purchase of property and equipment	(35)		(1)
Proceeds from sale of property and equipment			724
Proceeds from convertible loans			546
Net cash provided by (used in) investing activities	(70)	24	1,268
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)	7,699	2,650	2,216
Exercise of warrants (a)	2,568	2,376	682
Payment of issuance expenses related to previous period		116	(30)
Interest paid on lease liability		(7)	(17)
Repayment of lease liability	(19)	(26)	(47)
Repayment of short-term credit	(188)	(1,410)
Receipt of short-term credit from others, net		1,660
Net cash provided by financing activities	10,060	5,359	2,804
Exchange rate differences on cash in foreign currency			9
Increase (decrease) in cash	4,929	1,076	(615)
Cash at the beginning of the period	1,946	870	1,485
Cash at the end of the period	6,875	1,946	870
Conversion of debentures into share capital			1,507
Right-of-use asset recognized with corresponding lease liability	78
Registration of warrants	2,480		464
Unpaid issue expenses	$ 290		$ 116